PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension benefits
Changes in benefit obligations
Benefit obligation at January 1	$ 10,346	$ 8,845
Service cost	265	261
Interest cost	379	406
Foreign currency exchange rate changes	(309)	(183)
Amendments	6	0
Actuarial loss (gain)	(479)	1,519
Benefits paid	(353)	(522)
Business combinations	1	4
Divestitures	(218)	0
Settlements	(499)	(7)
Special termination benefits	21	5
Other	(1)	18
Benefit obligation at December 31	9,159	10,346
Fair value of plan assets
Fair value of plan assets at January 1	8,902	8,746
Actual return on plan assets	(44)	574
Employer contributions	121	214
Foreign currency exchange rate changes	(322)	(203)
Benefits paid	(270)	(435)
Divestitures	(206)	0
Settlements	(486)	(1)
Other	(6)	7
Fair value of plan assets at December 31	7,689	8,902
Net liability recognized	(1,470)	(1,444)
Accumulated benefit obligation for pension plans	8,868	10,028
Benefits paid from company assets for unfunded pension plans	83	87
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	454	479
Current liability	(72)	(78)
Long-term liability	(1,852)	(1,845)
Net liability recognized	(1,470)	(1,444)
Projected benefit obligations in excess of the fair value of plan assets
Projected benefit obligation	7,767	8,753
Fair value of plan assets	5,865	6,854
Accumulated benefit obligations in excess of the fair value of plan assets
Accumulated benefit obligation	7,537	8,501
Fair value of plan assets	$ 5,846	6,820
U.S. Plan
Defined Benefit Plan Disclosure
Portion of projected pension benefit obligation represented by the defined benefit plan (as a percent)	59.00%
Portion of projected pension plan assets represented by the defined benefit plan (as a percent)	62.00%
Fair value of plan assets
Fair value of plan assets at January 1	$ 6,343
Fair value of plan assets at December 31	5,628	6,343
Non U. S. Plan
Fair value of plan assets
Fair value of plan assets at January 1	2,559
Fair value of plan assets at December 31	2,061	2,559
Other benefits
Changes in benefit obligations
Benefit obligation at January 1	1,006	946
Service cost	27	26
Interest cost	37	43
Foreign currency exchange rate changes	(14)	(4)
Amendments	(10)	(31)
Actuarial loss (gain)	(54)	88
Benefits paid	(59)	(62)
Business combinations	0	0
Divestitures	0	0
Settlements	0	(1)
Special termination benefits	2	0
Other	5	1
Benefit obligation at December 31	940	1,006
Fair value of plan assets
Fair value of plan assets at January 1	246	243
Actual return on plan assets	(3)	2
Employer contributions	0	0
Foreign currency exchange rate changes	0	0
Benefits paid	(3)	(3)
Divestitures	0	0
Settlements	0	0
Other	5	4
Fair value of plan assets at December 31	245	246
Net liability recognized	(695)	(760)
Benefits paid from company assets for unfunded pension plans	56	59
Pension and other benefit amounts recognized in our consolidated balance sheets
Noncurrent asset	0	0
Current liability	(21)	(20)
Long-term liability	(674)	(740)
Net liability recognized	$ (695)	$ (760)